Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Value of Each Class of Preferred Stock, Liquidation and Redemption Value

The following table contains the value of each class of Preferred Stock as of December 31, 2013, as well as the liquidation and redemption value at December 31, 2013:

December 31 2013
(in thousands)
Series A designated, issued, and outstanding, 13,687 shares at December 31, 2013 (liquidation and redemption value of $5,625 at December 31, 2013)	$5,528
Series B designated, issued, and outstanding, 14,313 shares at December 31, 2013 (liquidation and redemption value of $12,000 at December 31, 2013)	11,979
Series C designated, issued, and outstanding, 12,950 shares at December 31, 2013 (liquidation and redemption value of $16,458 at December 31, 2013)	16,419
Series D designated, issued, and outstanding, 7,634 shares at December 31, 2013 (liquidation and redemption value of $21,500 at December 31, 2013)	22,388
Series D-1 designated, issued, and outstanding, 3,737 shares at December 31, 2013 (liquidation and redemption value of $6,625 at December 31, 2013)	9,866
Series E designated, issued, and outstanding, 6,267 shares at December 31, 2013 (liquidation and redemption value of $35,199 at December 31, 2013)	35,113

Total	$101,293